Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated May 19, 2020

to the Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Dividend Value Fund and AllianzGI International Value Fund

Effective June 1, 2020, within the Fund Summary relating to AllianzGI Dividend Value Fund and AllianzGI International Value Fund (the “Funds”), the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to Benno J. Fischer, CFA as a portfolio manager of the Funds. Corresponding changes are hereby made to the information relating to the Funds contained in the subsection entitled “Management of the Funds — Investment Adviser and Administrator.”

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Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated May 19, 2020

to the Statement of Additional Information

of Allianz Funds
Dated August 28, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Dividend Value Fund and AllianzGI International Fund

Effective June 1, 2020, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Benno J. Fischer, CFA as a portfolio manager of the AllianzGI Dividend Value Fund and AllianzGI International Fund.

Please retain this Supplement for future reference.